Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
9.	LEASES
The components of lease expense for the year ended March 31, 2020, are disclosed in the table below.

Lease Cost	Financial Statement Classification	Year ended March 31, 2020
Operating lease cost	Cost of sales or Selling, general and administrative expense	$24,539
Variable lease cost	Cost of sales or Selling, general and administrative expense	8,382
Financing Lease Cost:
Amortization of right-of-use assets	Depreciation and amortization	5,317
Interest on lease liability	Interest expense and other	2,307

Total lease cost (1)		$40,545

(1)	Total lease cost does not include short-term leases or sublease income, both of which are immaterial.
Supplemental cash flow information for the year ended March 31, 2020, is disclosed in the table below.

Year ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$21,430
Operating cash flows used in finance leases	2,327
Financing cash flows used in finance leases	8,370
ROU assets obtained in exchange for lease liabilities
Operating leases	3,826
Finance leases	$1,039

Supplemental balance sheet information related to leases as of March 31, 2020, is disclosed in the table below.

Leases	Classification	March 31, 2020
Assets
Operating lease ROU assets	Other, net	$61,461
Finance lease ROU assets, cost	Property and equipment, net	39,461
Accumulated amortization	Property and equipment, net	(18,650)

Finance lease ROU assets, net		20,811

Total lease assets		$82,272

Liabilities
Current
Operating	Accrued expenses	$13,139
Finance	Current portion of long-term debt	7,336
Noncurrent
Operating	Other noncurrent liabilities	54,687
Finance	Long-term debt, less current portion	16,597

Total lease liabilities		$91,759

Information related to lease terms and discount rates as of March 31, 2020, is disclosed in the table below.

March 31, 2020
Weighted average remaining lease term (years)
Operating leases	7.2
Finance leases	6.9
Weighted average discount rate
Operating leases	6.2%
Finance leases	5.9%

The maturity of the Company’s lease liabilities as of March 31, 2020, is disclosed in the table below.

	Operating leases	Finance leases	Total
FY2021	$16,843	$8,545	$25,388
FY2022	14,523	5,571	20,094
FY2023	11,072	2,707	13,779
FY2024	8,311	2,138	10,449
FY2025	7,042	1,308	8,350
Thereafter	27,192	9,954	37,146

Total lease payments	84,983	30,223	115,206
Less: Imputed interest	(17,157)	(6,290)	(23,447)

Total lease liabilities	$67,826	$23,933	$91,759

At March 31, 2019, future minimum payments under noncancelable operating leases with initial or remaining terms of more than one year were as follows: 2020—$21,543; 2021—$18,516; 2022—$14,394; 2023—$11,037; 2024—$8,409 and thereafter—$34,828 through 2031. In the normal course of business, operating leases are generally renewed or replaced by other leases.